INVESTMENT AT EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE 3 – INVESTMENT AT EQUITY

The Company is a partner in the United Arab Emirates “UAE” joint venture, Boomerang Systems Middle East, LLC.   Boomerang Systems Middle East, LLC is owned by Boomerang Systems USA Corp. (49%), a subsidiary of Boomerang Systems, Inc., and Tawreed Companies Representation (51%), a UAE company.  The equity method is used to calculate the current amount of this investment.

During the nine months ended June 30, 2012, the Company made additional investments in the UAE joint venture of $45,600.  Based on the equity method, the 49% loss we recognized on this investment for the nine months ended June 30, 2012 was $44,150.  After factoring in the loss, our carrying value on this investment was $141,286 at June 30, 2012.

Balance as of September 30, 2011	$139,836
Additional investment	45,600
Loss on investment (49%)	(44,150)
Balance as of June 30, 2012	$141,286

On February 15, 2012, Boomerang MP Holdings, Inc., a wholly owned subsidiary of the Company, was formed with the purpose of entering into a mechanical parking joint venture. On February 16, 2012, Boomerang MP Holdings, Inc., formed a joint venture with Stokes Industries-USA, LLC (“Stokes”). The joint venture, Boomerang-Stokes Mechanical Parking LLC, is owned 50% by Boomerang MP Holdings, Inc. and 50% by Stokes. Boomerang MP Holdings, Inc., is committed to providing a minimum of $250,000 of capital to fund the initial operations and marketing efforts during the initial two year period of the joint venture. Boomerang MP Holdings, Inc., shall also license the name “Boomerang” to the joint venture for use in North America on a royalty free, non-exclusive basis.

During the nine months ended June 30, 2012, the Company made an investment of $141,000 in the joint venture. Based on the equity method, the 50% loss we recognized on this investment for the nine months ended June 30, 2012 was $61,276. After factoring in the loss, our carrying value on this investment was $79,724 at June 30, 2012.

Balance as of September 30, 2011	$-
Additional investment	141,000
Loss on investment (50%)	(61,276)
Balance as of June 30, 2012	$79,724

NOTE 4 – INVESTMENT AT EQUITY

The Company made an initial capital investment of $20,420 in the United Arab Emirates “UAE” joint venture, Boomerang Systems Middle East, LLC in fiscal year 2009.  This investment was part of the application process to obtain a commercial license in the UAE.  This license was granted on October 26, 2009.  Boomerang Systems Middle East, LLC is owned by Boomerang Systems USA Corp. (49%), a subsidiary of Boomerang Systems, Inc., and Tawreed Companies Representation (51%), a UAE company.  The equity method is used to calculate the current amount of this investment.

During the fiscal year ended September 30, 2011, the Company made additional investments in the UAE joint venture of $247,395.  Based on the equity method, the 49% loss we have recognized on this investment for the year ended September 30, 2011 was $153,019.  After factoring in the loss, our carrying value on this investment was $139,836 at September 30, 2011.

Balance as of September 30, 2009	$20,420
Additional investment	133,825
Loss on investment (40%)	(108,785)
Balance as of September 30, 2010	$45,460
Additional investment	247,395
Loss on investment (49%)	$(153,019)
Balance as of September 30, 2011	$139,836